Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Feb

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 41.90%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		1,000	$100,271
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		1,988	95,941
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,663	48,077
Vanguard Short-Term Treasury ETF (a)............................................................................		1,661	95,989
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $349,476)			340,278
		Notional
PURCHASED OPTIONS - 138.69% (b)(c)	Contracts	Amount

CALL OPTIONS - 97.14%
iShares Russell 2000 ETF, Expires 2/10/2023, Strike Price $203.44.................................	49	$808,108	6,392
SPDR S&P 500® Trust ETF, Expires 2/10/2023, Strike Price $449.33................................	22	785,796	1,730
SPDR S&P 500® Trust ETF, Expires 2/10/2023, Strike Price $0.46...................................	22	785,796	780,735
PUT OPTIONS - 41.55%			788,857

iShares 20+ Year Treasury Bond ETF, Expires 2/10/2023, Strike Price $129.93..................	73	747,885	198,696
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 2/10/2023, Strike Price
$118.38................................................................................................................	80	819,600	136,881
SPDR S&P 500® Trust ETF, Expires 2/10/2023, Strike Price $180.19................................	22	785,796	1,827
TOTAL PURCHASED OPTIONS (Cost $1,232,413)			337,404
			1,126,261
Total Investments (Cost $1,581,889) - 180.59%............................................................			1,466,539
Liabilities in Excess of Other Assets - (80.59)%.............................................................			(654,452)
....................................................................................TOTAL NET ASSETS - 100.00%			$812,087

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $340,278.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
iShares Russell 2000 ETF..............................	2/10/2023	$215.65	49	$(808,108)	$(2,732)
SPDR S&P 500® Trust ETF............................	2/10/2023	$476.29	22	(785,796)	(514)
SPDR S&P 500® Trust ETF............................	2/10/2023	$180.19	22	(785,796)	(397,720)
PUT OPTIONS					(400,966)

iShares 20+ Year Treasury Bond ETF...............	2/10/2023	$136.77	73	(747,885)	(248,805)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	2/10/2023	$124.61	80	(819,600)	(182,179)
SPDR S&P 500® Trust ETF............................	2/10/2023	$404.40	22	(785,796)	(104,671)
TOTAL OPTIONS WRITTEN (Premiums Received $866,719)					(535,655)
					$(936,621)